LOSS PER SHARE	12 Months Ended
Dec. 31, 2019
Text block [abstract]
LOSS PER SHARE
18.	LOSS PER SHARE
Basic net income per share provides a measure of the interests of each ordinary common share in the Company’s performance over the year. Diluted net income per share adjusts basic net income per share for the effect of all dilutive potential common shares.

	2019	2018

Basic loss (profit) per share
Loss (profit) attributable to common shareholders	$15,531,911	$(2,269,689)

Weighted average number of common shares	354,593,084	345,868,725

Basic loss (profit) per share	$0.04	$(0.01)

Diluted loss (profit) per share
Loss (profit) attributable to common shareholders	$15,531,911	$(2,269,689)
Interest expense on convertible debentures	(11,822,910)	(11,954,146)
Mark to market gain on convertible debentures	21,821,831	32,578,261

Diluted Loss attributable to common shareholders	$25,530,832	$18,354,426

Weighted average number of common shares	354,593,084	345,868,725
Effect on conversion of convertible debentures	48,083,337	48,083,337
Weighted average number of common shares (diluted) at December 31	402,676,421	393,952,062

Diluted loss (profit) per common share	$0.06	$0.05